------------------------------------------
                                            Prospectus, September 1, 2001
                                      ------------------------------------------

Evergreen
Intermediate and Long Term Bond Funds

Evergreen Diversified Bond Fund
Evergreen High Yield Bond Fund
Evergreen Quality Income Fund
Evergreen Strategic Income Fund
Evergreen U.S. Government Fund

Class A
Class B
Class C
Class I

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks...................1
Evergreen Diversified Bond Fund..........2
Evergreen High Yield Bond Fund...........4
Evergreen Quality Income Fund............6
Evergreen Strategic Income Fund..........8
Evergreen U.S. Government Fund..........10

GENERAL INFORMATION:

The Funds' Investment Advisor...........12
The Funds' Portfolio Managers...........12
Calculating the Share Price.............12
How to Choose an Evergreen Fund.........12
How to Choose the Share Class
 That Best Suits You....................12
How to Buy Shares.......................15
How to Redeem Shares....................16
Other Services..........................17
The Tax Consequences of Investing
 in the Funds...........................17
Fees and Expenses of the Funds..........18
Financial Highlights....................19
Other Fund Practices....................29

In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high level of current income.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

Intermediate and Long Term Bond Funds

typically rely on a combination of the following strategies:
o   investing a majority of their assets in bonds and other debt instruments;

o   investing in securities which produce a high level of current income;

o   striving for a  dollar-weighted  average  duration of four years or greater;
    and

o selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

o   seek a long-term investment offering a high level of current income.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment goal and, if employed, could result in a lower return and loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o   not guaranteed to achieve its investment goal
o   not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Below Investment Grade Bond Risk

Below investment grade bonds are commonly referred to as "high yield bonds" or "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and which may result in a decreased liquidity of such bonds.

Foreign Investment Risk

If the Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

                                        Intermediate and Long Term Bond Funds 1

FUND FACTS:

Goal:
o   High Income

Principal Investments:
o   Investment Grade Bonds
o   High Yield, High Risk
    Bonds

Classes of Shares
Offered in this
Prospectus:
o   Class A
o   Class B
o   Class C
o   Class I

Investment Advisor:
o   Evergreen Investment Management Company, LLC

Portfolio Managers:
o   By Team

NASDAQ Symbols:
o   EKDLX (Class A)
o   EKDMX (Class B)
o   EKDCX (Class C)
o   EKDYX (Class I)

Dividend Payment
Schedule:
o   Monthly

Diversified Bond Fund

Investment Goal

The Fund seeks maximum income without undue risk of principal.

Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 65% of its total assets in bonds and other debt obligations. The Fund invests in debt instruments that are normally characterized by high returns and moderate price fluctuations. Such debt instruments, which include both secured and unsecured debt obligations, will have a rating of BBB- or higher by Standard & Poor's Ratings Services (S&P), Baa3 or higher by Moody's Investors Service, Inc. (Moody's), BBB- or higher by Fitch IBCA, Inc. (Fitch), or, if unrated or rated under a different system, will be of comparable quality as determined by another nationally recognized statistical rating organization or by the Fund's portfolio managers. While the selection of securities can vary widely in average duration, the portfolio managers typically purchase securities with an average duration of less than thirty years. As a group, such debt instruments usually possess a fairly high degree of dependability of interest payments. While the Fund's primary objective is income, the portfolio managers give careful consideration to: (i) maintaining security of principal, (ii) liquidity and (iii) diversification of securities in the portfolio.

When selecting securities, the portfolio managers consider research on the bond market, economic analysis and interest rate forecasts. The portfolio managers' analysis of securities focuses on factors such as interest or dividend coverage, asset values, earning prospects and the quality of management of the company.

The Fund seeks to enhance total return by investing a portion of its assets in high yield bonds with credit ratings in the lower or below-investment grade categories of the recognized rating agencies or in securities that are unrated but determined to be of comparable quality by the portfolio managers. The degree to which the Fund will hold such securities will depend on various factors, including its portfolio managers' economic forecast and judgment as to the comparative values offered by high yield, high risk bonds and higher quality issues. The Fund's investments in high yield, high risk bonds will not exceed 35% of its assets.

The Fund may invest in mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs). The Fund may also engage in dollar roll transactions, which allows the Fund to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Any transactions in dollar rolls which exceed 5% of the Fund's total assets will be "covered." This means that the dollar roll position will be offset by a cash or cash equivalent position.

The Fund may invest up to 50% of its assets in foreign securities.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o   Interest Rate Risk
o   Credit Risk
o   Below Investment Grade Bond Risk
o   Foreign Investment Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

2 Intermediate and Long Term Bond Funds

Performance

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)
1991    1992  1993   1994  1995  1996   1997   1998  1999   2000
18.67   9.72  13.85 -6.91  14.70 6.22   11.11  5.56  -3.66  7.52%

Best Quarter:        3rd Quarter 1991     +5.67%
Worst Quarter:       2nd Quarter 1994     -3.01%
Year-to-date total return through 6/30/2001 is +1.94%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Aggregate Bond Index (LBABI), an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

              Inception                                Performance
               Date of                                    Since
                Class      1 year   5 year  10 year     9/11/1935
Class A       1/20/1998    3.17%    4.67%    7.12%        6.77%
Class B       9/11/1935    2.52%    4.92%    7.40%        6.82%
Class C       4/7/1998     5.52%    5.22%    7.40%        6.82%
Class I       2/11/1998    8.59%    5.69%    7.64%        6.85%
LBABI                      11.63%   6.46%    7.96%         N/A
*Historical performance shown for Classes A, C, and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been adjusted, returns for Class A and Class I would have been higher.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2001.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction         Class A   Class B  Class C  Class I
Expenses

Maximum sales charge imposed     4.75%     None     None      None
on purchases (as a % of
offering price)
Maximum deferred sales charge    None+     5.00%    2.00%     None
(as a % of either  the
redemption amount or initial
investment whichever is
lower)
+ Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                     Total Fund
            Management   12b-1 Fees     Other        Operating
               Fees                    Expenses      Expenses
Class A       0.50%        0.25%        0.40%          1.15%
Class B       0.50%        1.00%        0.40%          1.90%
Class C       0.50%        1.00%        0.40%          1.90%
Class I       0.50%        0.00%        0.40%          0.90%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                Assuming Redemption at End of     Assuming No
                           Period                 Redemption
------------- ---------------------------------- -----------------
After:        Class A Class B  Class C  Class I  Class B   Class C
1 year        $587    $693     $393     $92      $193      $193
3 years       $823    $897     $597     $287     $597      $597
5 years       $1,078  $1,226   $1,026   $498     $1,026    $1,026
10 years      $1,806  $1,935   $2,222   $1,108   $1,935    $2,222

Intermediate and Long Term Bond Funds 3

FUND FACTS:

Goal:
o   High Income

Principal Investment:
o   High Yield, High Risk Bonds

Classes of Shares
Offered in this
Prospectus:
o   Class A
o   Class B
o   Class C
o   Class I

Investment Advisor:
o   Evergreen Investment Management Company, LLC

Portfolio Managers:
o   By Team

NASDAQ Symbols:
o   EKHAX (Class A)
o   EKHBX (Class B)
o   EKHCX (Class C)
o   EKHYX (Class I)

Dividend Payment
Schedule:
o   Monthly

High Yield Bond Fund

Investment Goal

The investment objective of the Fund is high income.

Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The high income sought by the Fund is ordinarily associated with high yield, high risk bonds and similar securities in the lower rating categories of a nationally recognized statistical rating organization or with securities that are unrated. While growth of capital is not an investment goal, the Fund may purchase securities that offer the possibility of capital appreciation in addition to income, provided the acquisition of such securities does not conflict with the Fund's investment goal of high income.

The Fund intends to invest at least 65% of its total assets in below investment grade bonds, debentures and other income obligations, but may purchase securities of any rating. In addition, the Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities, but may not be as attractive to as many buyers.

When selecting securities, the portfolio managers consider research on the bond market, economic analysis and interest rate forecasts. The portfolio managers' analysis of securities focuses on factors such as interest or dividend coverage, asset values, earning prospects and the quality of management of the company.

The Fund may invest up to 50% of its assets in foreign securities.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o   Interest Rate Risk
o   Credit Risk
o   Below Investment Grade Bond Risk
o   Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

4 Intermediate and Long Term Bond Funds

Performance

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)
 1991    1992  1993   1994   1995  1996   1997  1998   1999   2000
 41.79  18.10  26.22 -12.19  9.79  10.60  12.96 -2.53  6.59   -7.44

Best Quarter:       1st Quarter 1991     +13.03%
Worst Quarter:      3rd Quarter 1998     -8.94%
Year-to-date total return through 6/30/2001 is +3.84%.


The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index (MLHYMI), an unmanaged index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond market. The LBABI an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return
(for the period ended 12/31/2000)*

              Inception                                Performance
              Date of                                     Since
              Class       1 year    5 year   10 year    9/11/1935
Class A       1/20/1998   -11.25%   3.18%     9.06%       7.99%
Class B       9/11/1935   -11.69%   3.46%     9.37%       8.03%
Class C       1/21/1998   -9.14%    3.73%     9.36%       8.03%
Class I       4/14/1998   -6.50%    4.30%     9.66%       8.07%
MLHYMI                    -3.54%    4.89%    11.06%        N/A
*Historical performance shown for Classes A, C, and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been adjusted, returns for Class A and Class I would have been higher.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2001.

Shareholder Fees (fees paid directly from your investment)


Shareholder Transaction Expenses   Class A  Class B  Class C  Class I

Maximum sales charge imposed       4.75%    None     None     None
on purchases (as a % of
offering price)
Maximum  deferred  sales  charge   None+    5.00%    2.00%    None
(as a % of either the redemption
amount or initial investment
whichever is lower)
+ Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                      Total Fund
                Management  12b-1       Other         Operating
                  Fees      Fees        Expenses      Expenses
  Class A        0.54%      0.25%       0.46%          1.25%
  Class B        0.54%      1.00%       0.46%          2.00%
  Class C        0.54%      1.00%       0.46%          2.00%
  Class I        0.54%      0.00%       0.46%          1.00%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of      Assuming No
              Period                             Redemption
------------- ---------------------------------- ----------------
After:        Class A  Class B  Class C  Class I  Class B  Class C
1 year        $596    $703     $403     $102     $203     $203
3 years       $853    $927     $627     $318     $627     $627
5 years       $1,129  $1,278   $1,078   $552     $1,078   $1,078
10 years      $1,915  $2,043   $2,327   $1,225   $2,043   $2,327



Intermediate and Long Term Bond Funds 5

FUND FACTS:

Goal:
o   High Current Income Consistent with Prudent Risk

Principal Investment:
o   Highly-Rated Debt Securities

Classes of Shares
Offered in this
Prospectus:
o   Class A
o   Class B
o   Class C
o   Class I

Investment Advisor:
o   Evergreen Investment Management Company, LLC

Portfolio Managers:
o   By Team

NASDAQ Symbols:
o   EQUAX (Class A)
o   EQIBX (Class B)
o   EQUTX (Class C)
o   EQUCX (Class I)

Dividend Payment
Schedule:

o   Monthly

Quality Income Fund

Investment Goal

The Fund seeks high current income consistent with what the portfolio managers believe to be prudent risk.

Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund may invest in debt securities, including both U.S. government and corporate obligations, and in other income-producing securities, including preferred stocks and dividend-paying common stocks. Normally, the Fund invests at least 80% of its assets in U.S. government securities and in other securities rated at least A by Moody's or S&P, or at a comparable rating by another nationally recognized statistical rating organization, or, if unrated, determined by the portfolio managers to be of comparable quality. The Fund may invest the remaining 20% of its assets in lower-rated securities, including securities rated below investment grade (or, if unrated, determined by the portfolio managers to be of comparable quality.) The Fund will not invest more than 10% of its assets in securities rated Ca or below by Moody's or CC or below by S&P.

The portfolio managers may take full advantage of the entire range of maturities of the securities in which the Fund may invest and may adjust the average maturity of the Fund's securities from time to time, depending on its assessment of relative yields on securities of different maturities and expectations of future changes in interest rates. The Fund may invest any portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations and certain stripped mortgage-backed securities as well as other asset-backed securities. The Fund may also invest any portion of its assets in securities representing secured or unsecured interests in other types of assets, such as automobile finance or credit card receivables.

The Fund may also engage in dollar roll transactions, which allows the Fund to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Any transactions in dollar rolls which exceed 5% of the Fund's total assets will be "covered." This means that the dollar roll position will be offset by a cash or cash equivalent position.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Below Investment Grade Bond Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

6 Intermediate and Long Term Bond Funds

Performance

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares' inception on 4/29/1992. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)
  1993    1994   1995   1996   1997  1998   1999   2000
  4.61   -4.26  17.96   2.60   8.35  6.65   -1.30  8.54

Best Quarter:       2nd Quarter 1995     +5.99%
Worst Quarter:      1st Quarter 1994     -3.11%
Year-to-date total return through 6/30/2001 is +2.79%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 5-7 Year Treasury Bond Index (ML5-7YTI), an unmanaged subset of the Merrill Lynch Treasury Master Index measuring the performance of Treasury securities with a maturity range of five to seven years. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

               Inception                               Performance
               Date of                                    Since
               Class        1 year   5 year   10 year   4/29/1992
Class A        4/29/1992    3.40%    3.88%      N/A       4.71%
Class B        10/18/1999   2.73%    4.40%      N/A       5.19%
Class C        4/29/1992    5.73%    4.33%      N/A       4.75%
Class I        11/19/1997   7.89%    4.72%      N/A       5.20%
ML5-7YTI                   13.27%    6.50%      N/A       7.71%
*Historical performance shown for Classes B and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class C. These historical returns for Classes B and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. The 12b-1 fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been adjusted, returns for Class B would have been lower while returns for Class I would have been higher.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. The Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2001.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses    Class A  Class B  Class C  Class I

Maximum sales charge imposed        4.75%    None     None     None
on purchases (as a % of
offering price)
Maximum  deferred  sales  charge    None+    5.00%    2.00%    None
(as a % of either the redemption
amount or initial investment
whichever is lower)
+ Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                    Total Fund
              Management   12b-1        Other        Operating
                Fees        Fees      Expenses      Expenses++
  Class A        0.60%      0.25%       0.54%          1.39%
  Class B        0.60%      1.00%       0.54%          2.14%
  Class C        0.60%      1.00%       0.54%          2.14%
  Class I        0.60%      0.00%       0.54%          1.14%
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 1.13% for Class A, 1.88% for Class B, 1.88% for Class C and 0.88% for Class I.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

                Assuming Redemption at End of     Assuming No
                           Period                 Redemption
------------- ---------------------------------- ---------------
After:        Class A Class B  Class C  Class I  Class B  Class C
1 year        $610    $717     $417     $116     $217     $217
3 years       $894    $970     $670     $362     $670     $670
5 years       $1,199  $1,349   $1,149   $628     $1,149   $1,149
10 years      $2,064  $2,192   $2,472   $1,386   $2,192   $2,472

Intermediate and Long Term Bond Funds 7

FUND FACTS:

Goals:
o   High Current Income
o   Capital Growth

Principal Investments:
o   Domestic High Yield, High Risk Bonds
o   Foreign Debt Securities
o   U.S. Government Securities

Classes of Shares
Offered in this
Prospectus:
o   Class A
o   Class B
o   Class C
o   Class I

Investment Advisor:
o   Evergreen Investment Management Company, LLC

Portfolio Managers:
o   By Team

NASDAQ Symbols:
o   EKSAX (Class A)
o   EKSBX (Class B)
o   EKSCX (Class C)
o   EKSYX (Class I)

Dividend Payment
Schedule:
o   Monthly

Strategic Income Fund

Investment Goal

The  Fund  seeks  high  current   income  from  interest  on  debt   securities.
Secondarily, the Fund considers potential for growth of capital in selecting securities.

Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund intends to allocate its assets principally between domestic high yield, high risk bonds and other debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, asset-backed securities, such as mortgage-backed securities, and money market instruments. This allocation will be made on the basis of the portfolio managers' assessment of global opportunities for high income and high investment return. From time to time, the Fund may invest 100% of its assets in either U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio managers take an aggressive approach to investing while seeking to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o   Interest Rate Risk
o   Credit Risk
o   Below Investment Grade Bond Risk
o   Foreign Investment Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

8 Intermediate and Long Term Bond Funds

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)
1991  1992  1993  1994  1995   1996   1997  1998  1999  2000
44.10 19.41 31.69 -9.64 10.90  11.05  8.77  3.49  2.32  -1.33

Best Quarter:        1st Quarter 1991     +15.46%
Worst Quarter:       4th Quarter 1994     -3.47%
Year-to-date total return through 6/30/2001 is +0.50%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Aggregate Bond Index (LBABI) and Merrill Lynch High Yield Master Index (MLHYMI). The LBABI is an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. The MLHYMI is an unmanaged index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond market. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

              Inception                              Performance
              Date of                                   Since
               Class     1 year    5 year   10 year   4/14/1987
Class A       4/14/1987  -5.99%    3.76%    10.57%      6.03%
Class B       2/1/1993   -6.56%    3.65%    10.47%      5.96%
Class C       2/1/1993   -3.86%    3.93%    10.45%      5.95%
Class I       1/13/1997  -0.92%    4.75%    11.09%      6.40%
LBABI                    11.63%    6.46%     7.96%      8.12%
MLHYMI                   -3.79%    4.89%    10.86%       N/A
* Historical performance shown for Classes B, C, and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. The 12b-1 fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been adjusted, returns for Classes B and C would have been lower while returns for Class I would have been higher.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2001.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses      Class A   Class B  Class C  Class I

Maximum sales charge imposed          4.75%     None     None     None
on purchases (as a % of
offering price)
Maximum deferred sales charge         None+     5.00%    2.00%    None
(as a % of either  the
redemption amount or initial
investment whichever is lower)
+ Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                    Total Fund
              Management   12b-1        Other        Operating
                 Fees        Fees      Expenses      Expenses++
  Class A        0.55%      0.25%       0.44%          1.24%
  Class B        0.55%      1.00%       0.44%          1.99%
  Class C        0.55%      1.00%       0.44%          1.99%
  Class I        0.55%      0.00%       0.44%          0.99%
++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses were 0.87% for Class A, 1.62% for Class B, 1.62% for Class C and 0.62% for Class I.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of      Assuming No
              Period                             Redemption
------------- ---------------------------------- ----------------
After:        Class A Class B  Class C  Class I  Class B  Class C
1 year        $ 595   $ 702    $ 402    $ 101    $ 202    $ 202
3 years       $ 850   $ 924    $ 624    $ 315    $ 624    $ 624
5 years       $1,124  $ 1,273  $ 1,073  $ 547    $1,073   $1,073
10 years      $1,904  $ 2,032  $ 2,317  $ 1,213  $ 2,032  $2,317

Intermediate and Long Term Bond Funds 9

FUND FACTS:

Goals:
o   Current Income
o   Stability of Principal

Principal Investment:
o   U.S. Government Securities

Classes of Shares
Offered in this
Prospectus:
o   Class A
o   Class B
o   Class C
o   Class I

Investment Advisor:
o   Evergreen Investment Management Company, LLC

Portfolio Managers:
o   By Team

NASDAQ Symbols:
o   EUSAX (Class A)
o   EUSBX (Class B)
o   EUXCX (Class C)
o   EUSYX (Class I)

Dividend Payment
Schedule:
o   Monthly

U.S. Government Fund

Investment Goal

The Fund seeks to achieve a high level of current income consistent with stability of principal.

Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest at least 65% of its total assets in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by U.S. government agencies, including but not limited to Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae). The Fund also may invest up to 35% of its total assets in non-Government agency issued CMOs, mortgage-backed securities, asset-backed securities, commercial paper, and corporate bonds and notes, that are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or, if non-rated, are considered to be of comparable quality by the portfolio managers. The Fund's portfolio managers evaluate the strength of each particular issue, taking into account the structure of the issue and its credit support. As part of its investment strategy, the Fund may engage in dollar roll transactions, which allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Any transactions in dollar rolls which exceed 5% of the Fund's total assets will be "covered." This means that the dollar roll position will be offset by a cash or cash equivalent position.

The Fund has no limitation on the duration of its portfolio of investments. The Fund periodically adjusts the duration based upon interest rate outlook. Corporate bond positions are monitored to take advantage of changing yield relationships and to maintain the quality of investments.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

10 Intermediate and Long Term Bond Funds

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares' inception on 1/11/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not the sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)
1994      1995   1996   1997   1998   1999   2000
-3.18     16.57  3.03   8.56   8.20   -2.39  11.75

Best Quarter:       2nd Quarter 1995     +5.35%
Worst Quarter:      1st Quarter  1994    -2.79%
Year-to-date total return through 6/30/2001 is +2.44%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI), an unmanaged, fixed-income index of U.S. government securities with maturities of less than ten years. An index does not include transactional costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)*

              Inception                              Performance
              Date of    1 year   5 year   10 year      Since
                Class                                 1/11/1993
Class A       1/11/1993   6.49%    4.69%     N/A        5.43%
Class B       1/11/1993   5.92%    4.60%     N/A        5.34%
Class C       9/2/1994    8.92%    4.92%     N/A        5.45%
Class I       9/2/1993   12.03%    5.98%     N/A        6.32%
LBITGBI                  10.47%    6.19%     N/A        6.39%
* Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. The 12b-1 fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been adjusted, returns for Class C would have been lower while returns for Class I would have been higher.

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 4/30/2001.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses      Class A  Class B  Class C  Class I

Maximum sales charge imposed          4.75%    None     None     None
on purchases (as a % of
offering price)
Maximum  deferred  sales  charge      None+    5.00%    2.00%    None
(as a % of either the redemption
amount or initial investment
whichever is lower)
+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                    Total Fund
              Management   12b-1        Other        Operating
                 Fees        Fees      Expenses      Expenses
  Class A        0.42%      0.25%       0.33%          1.00%
  Class B        0.42%      1.00%       0.33%          1.75%
  Class C        0.42%      1.00%       0.33%          1.75%
  Class I        0.42%      0.00%       0.33%          0.75%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of      Assuming No
              Period                             Redemption
------------- ---------------------------------- ----------------
After:        Class A  Class B  Class C  Class I  Class B  Class C
1 year        $572     $678     $378     $77      $178     $178
3 years       $778     $851     $551     $240     $551     $551
5 years       $1,001   $1,149   $949     $417     $949     $949
10 years      $1,641   $1,771   $2,062   $930     $1,771   $2,062

Intermediate and Long Term Bond Funds 11

The Funds' Investment Advisor

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States, with over $243.3 billion in consolidated assets as of 7/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and manages over $90.2 billion in assets for 110 of the Evergreen Funds as of 7/31/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 4/30/2001, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund                              % of the Fund's average
                                     daily net assets

Diversified Bond Fund                      0.50%
High Yield Bond Fund                       0.54%
Quality Income Fund                       0.34%*
Strategic Income Fund                      0.18%
U.S. Government Fund                      0.42%**
* Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates. The Fund will pay EIMC an annual contract advisory fee based on its average daily net assets. ** Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates. The Fund will pay EIMC an annual contract advisory fee based on its average daily net assets.

THE FUNDS' PORTFOLIO MANAGERS

Diversified Bond Fund, Quality Income Fund and U.S. Government Fund
Diversified Bond Fund, Quality Income Fund and U.S. Government Fund are managed by a team of fixed income portfolio management professionals from EIMC's Specialized Fixed Income Team, with team members responsible for various sectors.

High Yield Bond Fund and Strategic Income Fund

High Yield Bond Fund and Strategic Income Fund are managed by a team of fixed income portfolio management professionals from EIMC's High Yield Bond Team, with team members responsible for various sectors.

Calculating The Share Price

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

How To Choose AN EVERGREEN Fund

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

How To Choose The Share Class That Best Suits You

After choosing a Fund, you select a share class. Each Fund offered in this prospectus offers four different share classes: Class A, Class B, Class C and Class I. Each Class except Class I has its own sales charge. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 4.75% but do not pay a deferred sales charge. In addition, Class A shares are subject to an additional expense, known as 12b-1 fees.

12 Intermediate and Long Term Bond Funds

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                       As a % of     As a %           Dealer
Your                 NAV excluding   of your        commission
Investment           sales charge   investment     as a % of NAV
Up to $49,999            4.75%        4.99%            4.25%
$50,000-$99,999          4.50%        4.71%            4.25%
$100,000-$249,999        3.75%        3.90%            3.25%
$250,000-$499,999        2.50%        2.56%            2.00%
$500,000-$999,999        2.00%        2.04%            1.75%
$1,000,000-2,999,999     0.00%        0.00%     1.00% of the first
                                                 $2,999,999, plus
$3,000,000-$4,999,999    0.00%        0.00%      0.50% of the next
                                                 $2,000,000, plus
$5,000,000 or            0.00%        0.00%      0.25% of amounts
greater                                          equal to or over
                                                    $5,000,000

Purchases of Class A shares made at NAV within a 12-month period by a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or Title I tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees) are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption).

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase.

Three ways you can reduce your Class A sales charges:

1. Rights of Accumulation. You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

2. Letter of Intent. You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

3. Combined Purchases. You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all of your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

Contact your investment professional or the Evergreen Service Company, LLC at 1-800-343-2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI. Each Fund may also sell Class A shares at net asset value without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of First Union Corporation, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase.

The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

                                                Maximum
                                               Deferred
Time Held                                    Sales Charge
Month of Purchase + First 12 Month Period       5.00%
Month of Purchase + Second 12 Month Period      4.00%
Month of Purchase + Third 12 Month Period       3.00%
Month of Purchase + Fourth 12 Month Period      3.00%
Month of Purchase + Fifth 12 Month Period       2.00%
Month of Purchase + Sixth 12 Month Period       1.00%
Thereafter                                      0.00%
After 7 years                                Converts to
                                               Class A
Dealer Allowance                                5.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C

Like Class B shares, you do not pay a front-end sales charge on Class C shares. However, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

Intermediate and Long Term Bond Funds 13

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

                                                  Maximum
                                                  Deferred
Time Held                                       Sales Charge
Month of Purchase + First 12 Month Period          2.00%
Month of Purchase + Second 12 Month Period         1.00%
Thereafter                                         0.00%
Dealer Allowance                                   2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Class I (formerly Class Y)

Each Fund offers Class I shares at net asset value without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or its advisory affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors, and persons who owned Class Y shares in registered name in an Evergreen Fund on or before December 31, 1994.

Calculating the Deferred Sales Charge

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the net asset value of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the National Association of Securities Dealers Regulation, Inc., paid to EDI or its predecessor.

Promotional Incentives on Dealer Commissions

EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment professionals. Such incentives may, at EDI's discretion, be limited to investment professionals who allow their individual selling representatives to participate in such additional commissions. Please consult the Statement of Additional Information for more information regarding promotional incentives.

14 Intermediate and Long Term Bond Funds

How To Buy Shares

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

---------------- --------------- --------------- ------------
                 Minimum         Minimum         Minimum
                 Initial         Initial         Additional
                 Purchase of     Purchase of     Purchases
                 Class A, B      Class I shares
                 and C
---------------- --------------- --------------- ------------
Regular          $1,000          $1,000.000^     None
Accounts
---------------- --------------- --------------- ------------
---------------- --------------- --------------- ------------
IRAs             $250            N/A^^           None
---------------- --------------- --------------- ------------
Systematic       $50             N/A^^           $25/monthly
Investment Plan                                  (for
                                                 Classes A,
                                                 B and C) ^^
---------------- --------------- --------------- ------------
^Minimum initial purchase amount does not apply to former Class Y shareholders. ^^Former Class Y shareholders may invest at the Class A, B and C share amounts.

-------------------- ---------------------------------------------------------------------- ---------------------------------------
Method               Opening an Account                                                     Adding to an Account
-------------------- ---------------------------------------------------------------------- ---------------------------------------
By Mail or through   o  Complete and sign the account application. Applications may         o  Make your check payable to
an Investment           be downloaded off our website at www.evergreeninvestments.com.         Evergreen Funds.
Professional         o  Make the check payable to Evergreen Funds. Cash, credit             o  Write a note specifying:
                        cards, third party checks, credit card checks or money orders          -  the Fund name
                        will not be accepted.                                                  -  share class
                     o  Mail the application and your check to the address below:              -  your account number
                        Postal Address:                     Overnight Address:                 -  the name(s) in which the account
                        Evergreen Service Company, LLC      Evergreen Service Company, LLC        is registered.
                        P.O. Box 2121                       200 Berkeley St.                o  Mail to the address to the left
                        Boston, MA  02106-9970              Boston, MA  02116-5034             or deliver to your investment
                     o  Or  deliver  them  to  your  investment   professional                 professional.
                        (provided  he or she has a  broker/dealer  arrangement
                        with EDI.)
-------------------- ---------------------------------------------------------------------- ---------------------------------------
By Phone             o  Call 1-800-343-2898 to set up an account number and get             o  Call the Evergreen Express Line
                        wiring instructions.                                                   at 1-800-346-3858 24 hours a day or
                     o  Instruct your bank to wire or transfer your purchase (they             to speak with an Evergreen
                        may charge a wiring fee).                                              professional call 1-800-343-2898
                     o  Complete the account application and mail to:                          between 8 a.m. and 6 p.m. Eastern
                        Postal Address:                     Overnight Address:                 time, on any business day.
                        Evergreen Service Company, LLC      Evergreen Service Company, LLC  o  If your bank account is set up on
                        P.O. Box 2121                       200 Berkeley St.                   file, you can request either:
                        Boston, MA  02106-9970              Boston, MA  02116-5034             -  Federal Funds Wire (offers
                     o  Trades received after 4 p.m. Eastern time on market trading               immediate access to funds) or
                        days will receive the next market day's closing price.*                -  Electronic transfer through the
                                                                                                  Automated Clearing House which
                                                                                                  avoids wiring fees.
-------------------- ---------------------------------------------------------------------- ---------------------------------------
By Exchange          o  You can make an  additional  investment  by exchange from an existing  Evergreen  Funds account by contacting your investment professional or calling the Evergreen Express Line at 1-800-346-3858.**
                     o  You can only exchange shares from your account within the same class and under the same  registration.
                     o  There is no sales charge or redemption fee when exchanging Funds within the  Evergreen  Funds  family.***
                     o  Orders  placed before 4 p.m.  Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market day's closing price.*
                     o  Exchanges are limited to three per calendar quarter,  but in no event more than five per  calendar  year.
                     o  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee  (See "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page.)
-------------------- --------------------------------------------------------------------------------------------------------------
Systematic           o  You can transfer money automatically from your bank                 o  To establish automatic investing for
Investment Plan         account into your Fund on a monthly or quarterly basis.                an existing account, call
(SIP)+               o  Initial investment minimum is $50 if you invest at                     1-800-343-2898 for an application.
                        least $25 per month with this service.                              o  The minimum is $25 per month or $75
                     o  To enroll, check off the box on the account application                per quarter.
                        and provide:                                                        o  You can also establish an investing
                        -  your bank account information                                       program through direct deposit from
                        -  the amount and date of your monthly or quarterly                    your paycheck. Call 1-800-343-2898
                           investment.                                                         for details.
-------------------- ------------------------------------------------------------------ -------------------------------------------

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

***This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

+Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen Funds for employees of First Union Corporation (First Union) and its affiliates when the employee enrolls in a new Evergreen SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen Funds for employees of First Union when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with First Union Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

Intermediate and Long Term Bond Funds 15

How To redeem Shares

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

-------------------- ---------------------------------------------------------------------------------------------------------------
Methods              Requirements
-------------------- ---------------------------------------------------------------------------------------------------------------
Call Us              o  Call the Evergreen Express Line at 1-800-346-3858 24  hours  a  day  or  to   speak   to  an   Evergreen
                        professional call 1-800-343-2898  between 8 a.m. and 6 p.m. Eastern time, on any business day.
                     o  This service  must be  authorized  ahead of time,  and is only  available  for regular  accounts.*
                     o  All  authorized requests made before 4 p.m.  Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the following business day.**
                     o  We can either:
                        -  wire the proceeds into your bank account (service charges may apply)
                        -  electronically transmit the proceeds to your bank account via the Automated Clearing House service
                        -  mail you a check.
                     o  All telephone  calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                     o  See  "Exceptions:  Redemption  Requests That Require A Signature  Guarantee"  below for requests that must be made in writing with your signature guaranteed.
-------------------- ---------------------------------------------------------------------------------------------------------------
Write Us             o  You can mail a redemption request to:    Postal Address:                     Overnight Address:
                                                                 Evergreen Service Company, LLC      Evergreen Service Company, LLC
                                                                 P.O. Box 2121                       200 Berkeley St.
                                                                 Boston, MA 02106-9970               Boston, MA 02116-5034
                     o  Your letter of instructions must:
                        -  list the Fund name and the account number
                        -  indicate the number of shares or dollar value you wish to redeem
                        -  be signed by the registered owner(s).
                     o  See  "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
                     o  To redeem from an IRA or other retirement  account,  call 1-800-343-2898 for special instructions.
------------------- ----------------------------------------------------------------------------------------------------------------
Redeem Your Shares   o  You may also redeem your shares by contacting your investment professional.
in Person            o  A fee may be charged for this service.
-------------------- ---------------------------------------------------------------------------------------------------------------
Systematic           o  You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis - without
Withdrawal              redemption  fees.
Plan (SWP)           o  The  withdrawal  can be  mailed to you,  or  deposited  directly  into your bank account.
                     o  The minimum is $75 per month.
                     o  The  maximum is 1.00% of your  account per month or 3.00% per  quarter.
                     o  To  enroll,   call   1-800-343-2898  for instructions.
-------------------- ---------------------------------------------------------------------------------------------------------------

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

** The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o  You are redeeming more than $50,000.
o You want the proceeds transmitted to a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

                                        --------------------------------------
                                        Who Can Provide A Signature Guarantee:
                                        o   Commercial Bank
                                        o   Trust Company
                                        o   Savings Association
                                        o   Credit Union
                                        o   Member of a U.S. stock exchange
                                        --------------------------------------

16 Intermediate and Long Term Bond Funds

Other Services

Evergreen Express Line
1-800-346-3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B and Class C only)
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration-- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinstatement Privileges

Within 90 days of redemption you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

The Tax Consequences of Investing in the funds

You may be taxed in two ways:
? On Fund distributions (dividends and capital gains) ? On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement

Intermediate and Long Term Bond Funds 17 plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans

You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans, (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

Fees and Expenses of the Funds

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares, may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

18 Intermediate and Long Term Bond Funds

Financial Highlights

This section looks in detail at the results for one share in each share class of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables have been derived from financial information audited by

KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

Other Fund Practices

If the Fund invests in foreign securities, which may include foreign currency transactions, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly. If a Fund is incorrect in its judgement of future exchange rate relationships, the Fund could be in a less advantageous position than if a hedge had not been established.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

Intermediate and Long Term Bond Funds 29

                                Evergreen
                                  Notes

                                Evergreen
                                  Notes

                              Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund

Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive  Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular Growth Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

32 Intermediate and Long Term Bond Funds

1.  Evergreen Express Line
    Call 1-800-346-3858
    24 hours a day to
    o   check your account
    o   order a statement
    o   get a Fund's current price, yield and total return
    o   buy, redeem or exchange Fund shares

2.  Shareholder Services
    Call 1-800-343-2898
    Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
     o  buy, redeem or exchange shares
     o  order applications
     o  get assistance with your account

3.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4.   Write us a letter
      Evergreen Service Company, LLC
      P.O. Box 2121
      Boston, MA  02106-9970
      o  to buy, redeem or exchange shares
      o  to change the registration on your account
      o  for general correspondence

5.   For express, registered or certified mail
      Evergreen Service Company, LLC
      200 Berkeley St.
      Boston, MA  02116-5034

6.   Visit us on-line
      www.evergreeninvestments.com

7.   Regular communications you will receive

     Account Statements -- You will receive quarterly statements for each Fund in which you invest in. Please review and promptly notify Evergreen of any inaccuracies.

     Confirmation Notices -- We send a confirmation of transactions, other than SIP and SWP transactions, you make within five days. Please review and promptly notify Evergreen of any inaccuracies.

     Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Intermediate and Long Term Bond Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of the material may be obtained for a duplication fee, by writing the SEC Public Reference
     Section, Washington, DC 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016
                                                        SEC File No.: 811-07246
                                                              541291 RV5 (9/01)
[Evergreen logo]
401 South Tryon Street
Charlotte, NC 28288

                                                      August 29, 2001



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Evergreen Fixed Income Trust (the "Trust")
         Registration Statement Nos. 333-37433/811-07246

Ladies and Gentlemen:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), enclosed is the revised version of the prospectus contained in the Trust's Post-Effective Amendment No. 14 to Registration Statement No. 333-37433/811-07246 filed on August 27, 2001. The document has been revised to reflect the printed prospectus that includes a description of the Lehman Brothers Aggregate Bond Index (LBABI) under PERFORMANCE for the High Yield Bond Fund.

     If you have any questions or would like further information, please call me at (617) 210-3685.


                                                  Very truly yours,

                                                  /s/ Irma I. Irizarry

                                                  Irma I. Irizarry